Accruals and other provision	9 Months Ended
Sep. 30, 2023
Cytovia Therapeutics Inc [Member]
Accruals and other provision	4. Accruals and other provision An accrual of $109,699 was made to account for CEO compensation, where actual salary amount is $104,000.00 and vacation amount is $5,699.00.